Inventories	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Inventories

11. Inventories

	June 30,	December 31
	2024	2023
	$	$
Raw materials and consumables	200,967	-
Fuel	80,467	100,780
	281,434	100,780

Raw materials and consumables are consumed in the ordinary course of business during the rendering of services by Simulus.

Fuel is used by vehicles, machinery and for power generation in relation to the Kabanga Nickel Project and stored at the Kabanga camp site. These are attributable to exploration and evaluation activity and capitalized to exploration and evaluation assets as consumed.